Securitization of Receivables	12 Months Ended
Mar. 31, 2011
Securitization of Receivables
Securitization of Receivables

17. SECURITIZATION OF RECEIVABLES

The Company sold trade receivables to investors through independent securitization trusts until the year ended March 31, 2009. There were no receivables sold at March 31, 2011 and 2010.

The Company recognized a pretax loss resulting from the sale of trade receivables of ¥679 million for the year ended March 31, 2009.

The Company continued to service the receivables for a fee based on a percentage of the receivables transferred. The investors and the securitization trusts had no recourse to the Company's assets for failure of debtors to pay when due.

The following table summarizes certain cash flows received from securitization trusts:

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Proceeds from collections reinvested in revolving-period securitizations	¥—	¥—	¥55,561
Servicing fees received	—	—	230